Stock-Based Compensation (Details 1) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of options (in thousands)
Options outstanding at December 31, 2015 | shares	2,363
Options granted | shares	668
Options exercised | shares	(114)
Options forfeited | shares	(28)
Options expired | shares	(2)
Options outstanding at December 31, 2016 | shares	2,887
Weighted average exercise price
Weighted average exercise price, Options outstanding Beginning Balance | $ / shares	$ 15.40
Weighted average exercise price, Options granted | $ / shares	15.51
Weighted average exercise price, Options exercised | $ / shares	10.12
Weighted average exercise price, Options forfeited | $ / shares	19.73
Weighted average exercise price, Options expired | $ / shares	22.66
Weighted average exercise price, Options outstanding Ending Balance | $ / shares	$ 15.59